Accumulated Other Comprehensive Income (Loss) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Beginning balance, Unrealized Gains (Losses) on Available-for-Sale Securities	$ 1,572,000	$ 1,351,000
Beginning balance, Interest Rate Swap Contract	(132,696,000)	(121,593,000)	(169,914,000)
Beginning Balance, Total Accumulated Other Comprehensive Income (Loss)	(131,124,000)	(120,242,000)	(169,914,000)
Unrealized gains (losses) on available for sale securities net of income taxes	(78,000)	1,614,000	1,351,000
Adjustments for net (gains) losses reclassified into net income, net of income taxes	(663,000)	(1,393,000)
Change in fair value of interest rate swap contract, net of income taxes	30,073,000	(11,103,000)	48,321,000
Reclassification adjustments for amortization of expense into net income, net of income taxes	6,352,000
Ending balance, Unrealized Gains (Losses) on Available-for-Sale Securities	831,000	1,572,000	1,351,000
Ending balance, Interest Rate Swap Contract	(96,271,000)	(132,696,000)	(121,593,000)
Ending Balance, Total Accumulated Other Comprehensive Income (Loss)	(95,440,000)	(131,124,000)	(120,242,000)
Accumulated Other Comprehensive Income Loss, tax	60,635,000	81,933,000	75,499,000	113,836,000
Unrealized gain (losses) on available-for-sale securities, tax	39,000	859,000	735,000
Change in fair value of interest rate swap contract, tax	17,662,000	6,543,000	37,602,000
Adjustments gains (Losses) reclassified into earnings from other comprehensive, tax	357,000	750,000
Reclassification adjustments for amortization of expense into net income, tax	4,032,000
Year End 2012 [Member]
Future amortization of accumulated other income (loss) attributable to interest rate swap agreement	79,000,000
Year End 2013 [Member]
Future amortization of accumulated other income (loss) attributable to interest rate swap agreement	70,300,000
Year End 2014 [Member]
Future amortization of accumulated other income (loss) attributable to interest rate swap agreement	$ 8,100,000